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                         Supplement dated May 1, 2004 to
                        Prospectus dated May 1, 2004 for:
                  ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
             IQ THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                 PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                             Separate Account I and
                               Separate Account II

The following Investment Options are also available to existing shareholders in the contracts listed above:

Fidelity VIP Asset Manager: Growth
Fidelity VIP Aggressive Growth
Janus Growth
Janus Mid Cap Growth
Janus International Growth
Janus Worldwide Growth
MFS Investors Trust
MFS Research
Putnam New Opportunities

These portfolios are closed to any new contributions. Please see the portfolio's prospectus for detailed information on investment strategies as well as on management fees and other expenses.